UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10057

Everest Funds

(Exact name of registrant as specified in charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

 (Address of principal executive offices)(Zip code)

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

 (Name and address of agent for service)

Copies to:

John Baker, Esq.

 Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 600

Washington, DC 20036

And

Greg Getts

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Registrant's telephone number, including area code: (402) 593-4503

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Everest Funds

Everest America Fund

April 30, 2006

TABLE OF CONTENTS

	Page
Shareholder Letter	1-2
Allocation of Portfolio Assets	3
Performance Summary	4
Schedule of Investments	5-6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to the Financial Statements	11-15
Expense Example	16
Information About Trustees and Officers	17

NOTICE TO INVESTORS

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit Insurance Corporation or any other agency.
An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

June 2006

Dear Fellow Shareholders:

We would like to thank you for investing in the Everest America Fund and for your continued confidence in Everest Funds Management, LLC. As you know, the Everest America Fund reflects our philosophy of investing in a core group of 30 to 50 S&P 500 Index stocks that have consistently out-performed the S&P 500 Index and have solid revenues and earnings. We are proud to report that this philosophy has helped the Fund outperform the S&P 500 Index since its inception four and a half years ago, for complete performance information, see page 4.

We are also happy to announce that the net annual expense ratio of the Fund was lowered from 1.25% to 1.00%, effective November 1, 2005. The expenses of the Fund are now capped at 1.00% through at least October 31, 2006.

Portfolio Review - Performance

For the six-month period ended April 30, 2006, the return for the Everest America Fund outpaced the S&P 500 Index by 0.64%. The Everest America Fund grew by 10.28%, versus the S&P 500 Index, which grew by 9.64% for the six-month period. We attribute this out-performance of the Fund to our continued investments in those companies that have historically been able to show consistent earnings growth and have outpaced the market over time.

Our performance over the past six months has been kind of a mixed bag. On one hand we have the energy sector, which has performed well but has been extremely volatile as oil prices fluctuate. Even with the volatility, the energy sector has given the Fund the best overall gains; the companies in this sector have appreciated more than 31% since the Fund acquired them. Companies like Occidental Petroleum Corp., and Marathon Oil Corp. have more than doubled in value since the Fund purchased them. Another strong sector has been business services; the companies in this sector have appreciated more than 27% since the Fund acquired them.

On the other hand, we have seen homebuilders get decimated. Rising interest rates and a downturn of new construction of U.S. houses have been to blame. We currently own D.R. Horton, Inc., and KB Home, both of which were down almost 19% from their January levels.

As we've said in recent reports, we have specifically kept away from technology companies due to their high valuations and low dividend rates. Although we have invested more into technology over the last six months, we still have less than 6.0% of the Fund's portfolio invested in technology companies, versus the S&P 500 Index with over 15.0% in technology.

Some other individual companies that have performed well were Apple Computer, Inc., C.R. Bard, Inc. and Hilton Hotels Corp. All three companies returned better than 19% for the six-month period ended April 31, 2006.

Outlook

During the past six months, the economy has continued to perform well despite the higher energy costs and rising interest rates. Companies, driven by consumer spending, have continued to meet or exceed earnings expectations.

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We remain optimistic going forward that the consumer-driven economy will continue to generate positive earnings growth. We feel that while the ride may be bumpy, we should see this positive trend continue, barring something unforeseen or policy mistakes such as the Federal Reserve Board raising rates too high.

Historically the stock markets have generated positive annual returns, and we expect them to in the future. We are bullish over the long term and will remain fully invested. With our focused and consistent approach, we are well positioned in stocks that we feel have excellent growth prospects and reliable dividends to benefit from this movement in the market.

We have always believed in maintaining a long-term focus to investing and are committed to our philosophy of investing in what we feel are solid companies with solid financials. If you have any questions, or if you would like additional information about the Fund, please call us at 866-232-EVER, or visit our website at www.everestfund.com.

In closing, allow us to thank all of our shareholders again for your continued support. Together we are building your financial future.

Sincerely,

Vinod Gupta
President

Curt Van Hill
Chief Investment Officer

Investment returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. Please refer to the "Schedule of Investments" for further information regarding Fund holdings. Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any security.

The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund may invest in small and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Returns shown include reinvestment of all dividends and capital gains. You cannot invest directly in an index.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2006, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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The Everest America Fund

ALLOCATION OF PORTFOLIO ASSETS

As of April 30, 2006

Top 10 Sectors
Financial Services
Consumer Goods
Industrial Materials
Healthcare
Energy
Consumer Services
Business Services
Utilities
Hardware
Software
21.50%
11.81%
10.03%
13.13%
11.88%
11.37%
5.50%
5.66%
4.01%
1.89%
0.00%
5.00%
10.00%
15.00%
20.00%
25.00%

Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Percentages are based upon total investments, at fair value.

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Everest America Fund

PERFORMANCE SUMMARY

$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$10,000 Investment
EVAMX $13,731
SPX $13,376
November-01
January-02
April-02
July-02
October-02
January-03
April-03
July-03
October-03
January-04
April-04
July-04
October-04
January-05
April-05
July-05
October-05
January-06
April-06
EVEREST AMERICA FUND (EVAMX)
S & P 500 INDEX (SPX)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-232-3837. The Fund imposes a redemption fee of 0.50% on shares held less than 90 days.

The table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

RATE OF RETURN (%)
FOR THE PERIOD ENDED APRIL 30, 2006

Total Return	6-Month	Calendar Year To Date	1-Year	Since Inception (11/01/2001)
Everest America Fund	10.28%	4.65%	17.15%	7.32%
S & P 500 Index	9.64%	5.61%	15.42%	6.69%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 1, 2001 (inception) for the Everest America Fund and the S&P 500 Index. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Returns shown include reinvestment of all dividends and capital gains. You cannot invest directly in an index.

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Everest America Fund

Schedule of Investments as of April 30, 2006

	COMMON STOCKS	Shares	Market Value
1.89%	**Software**		
	Symantec Corp. *	13,400	$ 219,492
			219,492
4.01%	**Hardware**		
	Apple Computer, Inc. *	3,400	239,326
	QUALCOMM, Inc.	4,400	225,896
			465,222
13.13%	**Healthcare**		
	C.R. Bard, Inc.	3,300	245,718
	Becton Dickinson and Co.	3,600	226,944
	Coventry Health Care, Inc. *	4,000	198,680
	Gilead Sciences, Inc. *	3,600	207,000
	Thermo Electron Corp. *	6,000	231,240
	Unitedhealth Group Inc.	4,000	198,960
	Wellpoint, Inc. *	3,000	213,000
			1,521,542
11.37%	**Consumer Services**		
	CVS, Corp.	7,400	219,928
	D.R. Horton, Inc.	6,900	207,138
	Hilton Hotels Corp.	9,300	250,542
	KB Home	3,400	209,338
	Nordstrom, Inc.	5,500	210,815
	Starbucks Corp. *	5,900	219,893
			1,317,654
5.50%	**Business Services**		
	American Standard Co.	5,100	222,003
	Moody's Corp.	3,100	192,231
	WW Grainger, Inc.	2,900	223,068
			637,302
21.50%	**Financial Services**		
	Aetna, Inc.	4,800	184,800
	CIT Group, Inc.	4,100	221,441
	Franklin Resources, Inc.	2,400	223,488
	Goldman Sachs Group Inc.	1,400	224,406
	Hartford Financial Services Group,	2,800	257,404
	Metlife, Inc.	4,500	234,450
	Principal Financial Group, Inc.	4,800	246,288
	Prologis	4,100	205,902
	Prudential Financial, Inc.	3,000	234,390
	Simon Property Group Inc.	2,600	212,888
	The Chubb Corp.	4,800	247,392
			2,492,849
11.81%	**Consumer Goods**		
	Altria Group Inc.	3,200	234,112
	Coach, Inc. *	6,700	221,234
	Fortune Brands Inc.	2,800	224,840
	McCormick & Co Inc.	6,500	226,395
	Procter & Gamble, Co.	3,800	221,198
	Reynolds American, Inc.	2,200	241,230
			$ 1,369,009

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Everest America Fund

Schedule of Investments as of April 30, 2006
(Continued)

	COMMON STOCKS (Continued)	Shares		Market Value
10.03%	**Industrial Materials**			
	Caterpillar, Inc.	3,300	$	249,942
	Dow Chemical, Co.	5,300		215,233
	Ingersoll-Rand Co. Ltd.	5,200		227,500
	Parker Hannifin Corp.	2,700		218,835
	United Technologies, Corp.	4,000		251,240
				1,162,750
11.88%	**Energy**			
	ChevronTexaco, Corp.	4,000		244,080
	ConocoPhillips	3,400		227,460
	Marathon Oil Corp.	2,900		230,144
	Occidental Petroleum Corp.	2,300		236,302
	Sunoco, Inc.	2,800		226,912
	XTO Energy, Inc.	5,000		211,750
				1,376,648
5.66%	**Utilities**			
	Constellation Energy Group, Inc.	3,800		208,696
	Exelon Corp.	4,100		221,400
	Sempra Energy	4,900		225,498
				655,594
96.77%	**Total Common Stocks (Cost $9,908,431)**		**$**	**11,218,062**
	SHORT-TERM INVESTMENTS			
	Wisconsin Corporate Central Credit, 4.659% +	373,927		373,927
3.23%	**Total Short-Term Investments (Cost $373,927)**		**$**	**373,927**
100.00%	**Total Investments (Cost $10,282,358)**		**$**	**11,591,989**

* Non-income producing security.

+ Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of April 30, 2006.

See Notes to the Financial Statements

6

Everest America Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

ASSETS:	
Investments, at fair value (Cost $10,282,358)	$ 11,591,989
Cash	1,000
Dividends and interest receivable	4,956
Receivable from Investment Adviser (See Note 6)	21,176
Total assets	11,619,120
LIABILITIES:	
Distribution Payable	21,918
Management Fees Payable (See Note 6)	19,326
Audit and Legal Fees Payable	12,733
Accrued expenses	(2,022)
Total liabilities	51,955
NET ASSETS	11,567,166
NET ASSETS CONSIST OF:	
Capital stock	10,167,232
Accumulated undistributed net investment income	11,507
Accumulated undistributed net realized gain (loss) on investments sold	78,796
Net unrealized appreciation (depreciation) on investments	1,309,631
Total net assets	11,567,166
Shares outstanding (No par value, unlimited shares authorized)	857,318
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE	$ 13.49

See Notes to the Financial Statements.

7

Everest America Fund

STATEMENT OF OPERATIONS

For the Six Months ended April 30, 2006

INVESTMENT INCOME:	
Dividend income	$ 91,369
Interest income	8,530
Total investment income	99,899
EXPENSES:	
Distribution fees	14,516
Advisor	58,066
Custodial fees	3,580
Audit	6,265
Blue sky	6,452
Trustee	179
Insurance	1,044
Legal	18,775
Miscellaneous	179
Printing and mailing	59
Registration expense	344
Transfer agent expense	448
Transfer agent fee	15,305
Total expenses before waiver and reimbursement	125,211
Less: Waiver of expenses and reimbursement from Adviser	(67,145)
Net expenses	58,066
NET INVESTMENT INCOME	41,834
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:	
Net realized gain (loss) on:	
Investments	739,940
Written covered calls	(33,860)
Change in unrealized appreciation (depreciation) on investments	409,474
Net realized and unrealized gain (loss) on investments	1,115,554
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,157,387

See Notes to the Financial Statements.

8

Everest America Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
OPERATIONS:		
Net investment income	$ 41,834	$ 32,894
Net realized gain (loss) on investment transactions	706,080	766,224
Change in unrealized appreciation (depreciation) on investments	409,474	259,002
Net increase (decrease) in net assets resulting from operations	1,157,387	1,058,120
DISTRIBUTIONS TO SHAREHOLDERS FROM:		
Net investment income	(54,028)	(19,641)
Net realized gains	-	-
Total distributions	(54,028)	(19,641)
CAPITAL SHARE TRANSACTIONS:		
Shares sold	1,231,489	4,140,135
Reinvestment of dividends	54,028	19,641
Shares redeemed	(2,323,440)	(182,240)
Net increase (decrease) in net assets resulting from capital share transactions	(1,037,923)	3,977,536
TOTAL INCREASE (DECREASE) IN NET ASSETS	65,437	5,016,015
NET ASSETS:		
Beginning of period	11,501,729	6,485,714
End of period (including current year and prior period undistributed net investment income of $11,507 and $23,701 respectively)	$ 11,567,165	$ 11,501,729

See Notes to the Financial Statements.

9

Everest America Fund

FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of beneficial interest outstanding throughout the period

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended[1] October 31, 2002
PER SHARE DATA:					
Net asset value, beginning of period	**$12.29**	**$10.76**	**$9.35**	**$8.35**	**$10.00**
Income (loss) from investment operations:					
Net investment income	0.05	0.05	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments	1.21	1.51	1.40	1.04	(1.67)
Total from investment operations	1.26	1.56	1.43	1.07	(1.65)
Less distributions:					
Dividends from net investment income	(0.06)	(0.03)	(0.02)	(0.07)	-
Distributions from net realized gains	-	-	-	-	-
Total distributions	(0.06)	(0.03)	(0.02)	(0.07)	-
Net asset value, end of period	$13.49	$12.29	$10.76	$9.35	$8.35
TOTAL RETURN (2)	10.28%	14.55%	15.32%	12.88%	(16.50)%
SUPPLEMENTAL DATA AND RATIOS:					
Net assets, in thousands, end of period	$11,567	$11,502	$6,486	$3,362	$2,021
Ratio of net expenses to average net assets (3) (4)	1.00%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets (3) (4)	0.73%	0.36%	0.31%	0.37%	0.25%
Portfolio turnover rate (3)	109.08%	78.57%	146.85%	7.07%	277.64%

(1) Commencement of operations occurred on November 1, 2001

(2) Not annualized

(3) Computed on an annualized basis.

(4) Without expense reimbursements of $67,145 and $78,545 for the periods ended April 30, 2006 and October 31, 2005 the ratio of expenses to average net assets would have been 2.16% and 2.10%, respectively, and the ratio of net investment loss to average net assets would have been (0.43)% and (0.49)%, respectively.

See Notes to the Financial Statements.

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Everest America Fund
Notes to the Financial Statements
April 30, 2006

1. Organization

Everest Funds (the "Trust") is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers a non-diversified portfolio to investors, the Everest America Fund (the "Fund"). The accompanying financial statements and financial highlights consist of the Everest America Fund.

The investment objective of the Everest America Fund is long-term capital growth by investing primarily in common stocks selected for their growth potential. The manager selects companies with growth potential based on various financial and fundamental criteria, such as strong balance sheets or prominent market positions. Under normal market conditions, the Fund will invest in the securities of companies of any size. The Fund's investments mainly consist of common stocks, preferred stocks and convertible securities. The Fund may also, from time to time, invest its assets to a limited extent in American Depositary Receipts ("ADRs"), securities of foreign companies, and options, such as writing covered call options and/or purchasing covered put options. The Fund normally concentrates its investments in a core group of 30 to 50 common stocks. The Fund commenced operations on November 1, 2001.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

a) Investment Valuation – Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Exchange Traded Funds ("ETFs") listed on a U.S. securities exchange are listed at their net asset value. Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the "Adviser") in accordance with policies approved by the Fund's Board of Trustees. Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b) Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP.

c) Federal Income and Excise Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

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d) Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts and premiums are amortized over the life of the security in determining the cost basis of debt securities.

e) Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. The Fund treats premiums received from writing options that expire unexercised on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. Call Options Written

As of April 30, 2006, there were no outstanding call options written by the Fund.

Transactions in options written during the six months ended April 30, 2006 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2005	-	-
Stock Splits	-	-
Options written	266	32,224
Options terminated in closing purchase transactions	(140)	(16,721)
Options expired	(126)	(15,502)
Options exercised	-	-
Options outstanding at April 30, 2006	-	-

4. Capital Share Transactions

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The Trust is authorized to issue an unlimited number of interests (or shares) with no par value. Each share will have a pro rata interest in the assets of the Everest America Fund and will have no interest in the assets of any other Fund.

Share transactions were as follows:

	Six Months Ended April 30, 2006	Year Ended October 31, 2005
Shares outstanding beginning of period	935,972	602,639
Purchases of shares	100,927	347,390
Shares reinvested	4,178	1,685
Shares redeemed	(183,760)	(15,741)
Shares outstanding end of period	857,318	935,972

5. Investment Transactions

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended April 30, 2006 were as follows:

Purchases—at cost	$6,115,429
Sales proceeds	$7,282,906

There were no purchases or sales of long-term U.S. government securities by the Fund.

6. Investment Advisory and Other Agreements

The Trust has an agreement with Everest Funds Management, LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Everest America Fund's average daily net assets. The Adviser has contractually committed to waive its fees and/or reimburse expenses to the extent that Annual Fund Operating Expenses (including the management fee but excluding taxes, interest, brokerage and extraordinary expenses, if any) exceed 1.00% of the Fund's average daily net assets on an annual basis. This Fee Waiver and Expense Assumption Agreement shall continue in effect until October 31, 2006, and shall continue in effect from year to year thereafter, unless and until the Trust or the Adviser notifies the other party to the Agreement, at least thirty days prior to the end of a one-year period, of its intention to terminate the Agreement for the Fund. During the six month period ended April 30, 2006, the Adviser reimbursed the Everest America Fund $67,145, $21,176 of which represented a receivable at April 30, 2006. Management fees of $19,326 were owed to the Adviser for a net of $1,850 due the Fund at April 30, 2006.

The Fund has adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund's average daily net assets. Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing,

13

the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature. The Everest America Fund incurred $14,516 pursuant to the Plans for the six months ended April 30, 2006.

Since November 1, 2002, Mutual Shareholder Services, LLC has served as transfer agent and Fund accountant. U.S. Bank, N.A. serves as custodian for the Fund. The Everest America Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

7. Information for Federal Income Tax Purposes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments	Undistributed Ordinary Income	Undistributed Long-Term Gain
$9,910,187	$1,532,315	($224,441)	$1,307,875	$11,507	$78,796

The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

The tax components of dividends and long-term capital gain distributions paid during the periods ended are as follows:

Year Ended	Ordinary Income Dividends	Long-Term Capital Gain Distributions
October 31, 2006	$ 54,028	$ 0
October 31, 2005	$ 19,641	$ 0
October 31, 2004	$ 7,189	$ 0

Capital loss carry forwards, which may be used to offset future realized capital gains for Federal income tax purposes, were as follows at October 31, 2005:

Net Capital Loss Carryover	Capital Loss Carryover Expiration
$ 581,034	10/31/2010
$ 46,250	10/31/2011
$ 0	10/31/2012
$ 0	10/31/2013

The Fund has designated 100% of the distributions from net investment income during the year ended October 31, 2005 as qualified dividend income. (This information is unaudited).

14

The Fund has designated 100% of the distributions from net investment income during the year ended October 31, 2005 as qualifying for the dividends received deduction for corporations. (This information is unaudited).

8. Related Party Disclosure

The Trustees, officers, and related parties in aggregate held 97.04% of the net assets of the Fund at April 30, 2006.

15

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 31, 2005 to April 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $20.00 fee. You will be charged a redemption fee equal to 0.50% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them. IRA accounts will be charged an $8.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/31/05	Ending Account Value 04/30/06	Expenses Paid During Period* 10/31/05 to 04/30/06
Actual	$1,000.00	$1,102.83	$5.21
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

* Expenses are equal to the Fund's expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

16

Information about Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund's Trustees and Officers and is available, without charge, upon request by calling 1-866-232-EVER.

Name, Address and Age	Positions (s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	# of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
Vinod Gupta *+ 5805 S. 86th Circle Omaha, NE 68127 Age: 59	President, Treasurer and Trustee	Indefinite; Since 2000	President of Everest Funds Management, LLC, the Fund's manager, and Everest Investment Management, LLC since May 2000; Founder of *info*USA, Inc.; Chairman of the Board of *info*USA, Inc. since 1972 and Chief Executive Officer from 1972 until September 1997 and since August 1998.	1	Chairman of the Board of Directors, *info*USA, Inc.
Harold W. Andersen 5805 S. 86th Circle Omaha, NE 68127 Age: 82	Independent Trustee	Indefinite; Since 2000	Contributing editor and newspaper executive with the Omaha World-Herald from 1946 to the present where he has served as director, president and chairman of the board of directors.	1	Board of Directors, *info*USA, Inc.
George Kubat 4404 S 76th St Omaha, NE 68127 Age: 60	Independent Trustee	Indefinite; Since 2003	President of Phillips Mfg. Company since 1992; CPA and Partner, Coopers & Lybrand Accounting Firm from 1970 to 1992.	1	Director, SITEL Corp.
Kevin M. Cawley 8303 W. Dodge Omaha, NE 68114 Age: 53	Independent Trustee	Indefinite; since 2003	Diagnostic Radiologist at the Radiologic Center, Inc. from 1984 to present; Chairman of Radiology at Methodist Hospital in Omaha, NE; Imaging Director of the Methodist Health System.	1	None
Jess A. Gupta*+ 2900 Washington St. San Francisco, CA 94115 Age: 27	N/A	Indefinite; since 2003	Associate at *info*USA, Inc. since 1997.	1	None

*Denotes a trustee who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

+Jess Gupta is the son of Vinod Gupta.

The Trust paid no remuneration to its Trustees and officers during this period. The Trustees served without compensation and the officers received their compensation from the Adviser.

17

Everest Funds

Semi-Annual Report Dated: April 30, 2006
Everest America Fund (EVAMX)

Investment Advisor
Everest Funds Management, LLC
5805 S. 86th
P.O. Box 27395
Omaha, NE 68127-0395

Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr, Ste 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Legal Counsel
Stradley Ronon Stevens & Young, LLP
1220 19th Street, NW, Suite 600
Washington, DC 20036

Board of Trustees
Independent Trustees:
Harold W. Andersen
George Kubat
Kevin M. Cawley

Interested Trustees:
Vinod Gupta
Jess A. Gupta

Independent Registered Public Accounting Firm
KPMG LLP
Suite 1501, Two Central Park Plaza
Omaha, NE 68102

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-232-EVER (toll-free); (ii) on the Fund's website, http://www.everestfund.com/; and (iii) on the Commission's website at http://www.sec.gov/.

Quarterly Filings on Form N-Q
The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov/. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund makes the information on Form N-Q available to shareholders without charge, upon request, by calling 1-866-232-EVER (toll-free) or on the Fund's website, http://www.everestfund.com/.

This report, including the financial statements contained herein, is submitted for general information for the shareholders of the Fund. This material is authorized for use only when preceded or accompanied by an effective prospectus, which contains more complete information about the Everest Funds, including investment objectives, risks, fees and expenses. Please read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics.

Not Applicable to Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not Applicable to Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not Applicable to Semi-Annual Reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable, schedule is filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not Applicable to Semi-Annual Reports.

(a)(2)

Certification required by Item 12(a)(2) of Form N-CSR is filed herewith.

(a)(3)

Not Applicable

(b)

Certification required by Item 12(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Everest Funds

By /s/Vinod Gupta
*Vinod Gupta
President and Treasurer

Date: July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vinod Gupta
*Vinod Gupta
President and Treasurer

Date: July 7, 2006

* Print the name and title of each signing officer under his or her signature.